Segment Information - Schedule of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 13,657,974	$ 14,114,568
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	9,816,174	10,878,034
Outside Mainland China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 3,841,800	$ 3,236,534